ACQUISITION OF STEMPRINTER SCIENCES LIMITED AND EQUITY RAISE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF STEMPRINTER SCIENCES LIMITED AND EQUITY RAISE

3. ACQUISITION OF STEMPRINTER SCIENCES LIMITED AND EQUITY RAISE

The consolidated position of the Company is a result of the demerger of StemPrintER Sciences Limited (“StemPrintER”) from Tiziana Life Sciences plc (“Tiziana”) on October 30, 2020.

On October 5, 2020, AccuStem Sciences Limited (“Limited”) entered into an agreement with Tiziana to acquire its subsidiary StemPrintER, including the ownership rights and intellectual property relating to the StemPrintER project, the SPARE project and cash receivable of $1,353,373 (which was collected in January 2022). In exchange for the transfer of ownership, Limited issued a total of 9,520,069 ordinary shares of $0.001 par value to Tiziana shareholders on a one for one basis based on the Tiziana ownership at October 30, 2020. On October 30, 2021, a supplemental demerger agreement was executed and 479,063 of ordinary shares of $0.001 par value issued for consideration of $204,879 in relation to the associated option and warrant holders of Tiziana. The Company considered ASC 805 - Business Combinations and ASC 730 - Research and Development in determining how to account for the transaction. As the transaction was between entities that were ultimately controlled by the same parties, the acquisition has been treated as a common control combination under ASC 805-50 - Business Combinations, therefore the carrying value of contributed assets remained unchanged and were recorded at historical costs.

The transfer of all the ownership rights and intellectual property was treated as an asset transfer. The treatment as a separate asset acquisition at this stage reflected the fact that, immediately prior to transfer, Tiziana carried out only limited maintenance type activity on the StemPrintER project and the concentration of fair value was in the StemPrintER intellectual property asset.

In March 2022, per the terms of the supplemental agreement to the demerger agreement, Tiziana invested $2,765,940 (£2,000,000 GBP) in exchange for an additional 1,337,970 common shares of the Company. No offering costs were recorded with the additional contribution.

3. ACQUISITION OF STEMPRINTER SCIENCES LIMITED

The consolidated position of the Company is a result of the demerger of StemPrintER from Tiziana on October 30, 2020. The transaction is detailed in the steps below and described in Note 1.

On October 5, 2020, Limited entered into an agreement with Tiziana to acquire its subsidiary StemPrintER, including the ownership rights and intellectual property relating to the StemPrint project and cash receivable of $1,353,373. In exchange for the transfer of ownership, Limited issued a total of 9,520,069 ordinary shares of $0.001 par value to Tiziana shareholders on a one for one basis based on the Tiziana ownership as at October 30, 2020. In addition, on October 30, 2021, a supplemental demerger agreement was executed and there were 479,063 of ordinary shares of $0.001 par value issued for consideration of $204,879 in relation to the associated option and warrant holders of Tiziana.

The Company considered ASC 805 - Business Combinations and ASC 730 - Research and Development in determining how to account for the transaction. As the transaction was between entities that were ultimately controlled by the same parties, the acquisition has been treated as a common control combination under ASC 805-50 - Business Combinations, therefore the carrying value of contributed assets remained unchanged and were recorded at historical costs. The share composition noted above are post share consolidation as noted in Note 1.

The transfer of all the ownership rights and intellectual property was treated as an asset transfer. The treatment as a separate asset acquisition at this stage reflected the fact that, immediately prior to transfer, Tiziana carried out only limited maintenance type activity on the StemPrintER project and the concentration of fair value was in the StemPrintER intellectual property asset.

In addition, per the terms of the supplemental agreement to the demerger agreement, Tiziana agreed to invest for $2,706,746 (£2,000,000 GBP) in exchange for additional shares of the Company. See Note 10 - Subsequent Events for further details.